DEBT (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term debt	$ 552,937	$ 439,651
Less current portion	(24,063)	(6,183)
Long-term portion	528,874	433,468
Term Loan Facility, due 2022 [Member]
Long-term debt	523,489
Unamortized discount and deferred finance costs	23,074
Revolver Facility [Member]
Long-term debt	29,448
Unamortized discount and deferred finance costs	552
INSW Facilities, due 2019 [Member]
Unamortized discount and deferred finance costs		20,311
Parent Company [Member]
Long-term debt		433,468
Less current portion		(6,183)
Long-term portion		433,468
Parent Company [Member] | INSW Facilities, due 2019 [Member]
Long-term debt		439,651
Unamortized discount and deferred finance costs	20,311
Term Loan [Member] | INSW Facilities [Member]
Long-term debt	$ 546,563
Term Loan [Member] | INSW Facilities, due 2019 [Member]
Long-term debt		$ 439,651